UNAUDITED FAIR VALUE MEASUREMENTS (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Dec. 31, 2022
Fair value, assets and liabilities measured on recurring basis
Schedule of changes in the fair value of derivative warrant liabilities	The Company adjusts the warrants to fair value at each reporting period. During the twenty-four weeks ended October 15, 2023, the change in the fair value was as follows:

Warrant liability as of April 30, 2023	$1,925
Change in fair value	409
Warrant liability as of July 23, 2023	$2,334
Granted to Granite Creek	1,015
Reclassification of liability-classified warrants	1,834
Issuance of contingently issuable shares	(173)
Change in fair value	(1,759)
Warrant liability as of October 15, 2023	$3,251

The following table presents the changes in the fair value of derivative warrant liabilities for the three and nine months ended September 30, 2023:

	Public Warrants	Private Placement Warrants	Warrant Liability
Derivative warrant liabilities as of December 31, 2022	$301,875	$298,000	$599,875
Change in fair value	212,520	240,000	452,520
Derivative warrant liabilities as of March 31, 2023	514,395	538,000	1,052,395
Change in fair value	2,142,105	2,082,000	4,224,105
Derivative warrant liabilities as of June 30, 2023	2,656,500	2,620,000	5,276,500
Change in fair value	(464,888)	(458,000)	(922,888)
Derivative warrant liabilities as of September 30, 2023	$2,191,613	$2,162,000	$4,353,616

The following table presents the changes in the fair value of derivative warrant liabilities for the twelve months ended December 31, 2022:

	Public Warrants	Private Placement Warrants	Warrant Liability
Derivative warrant liabilities as of January 1, 2022	$—	$—	$—
Initial fair value of warrant liabilities at January 24, 2022	7,498,575	7,405,638	14,904,213
Change in fair value	(7,196,700)	(7,107,638)	(14,304,338)
Derivative warrant liabilities as of December 31, 2022	$301,875	$298,000	$599,875

Schedule of company's assets and liabilities that were accounted for at fair value on a recurring basis
The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at September 30, 2023:

	(Level 1)	(Level 2)	(Level 3)
Assets
Treasury securities held in trust account	$42,423,610	$—	$—
Liabilities
Public Warrants	$2,191,613	$—	$—
Private Placement Warrants	$—	$—	$2,162,000

The following table sets forth by level within the fair value hierarchy the Company’s assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2022:

	(Level 1)	(Level 2)	(Level 3)
Assets
Cash and marketable securities held in trust account	$250,326,857	$—	$—
Liabilities
Public Warrants	$301,875	$—	$—
Private Placement Warrants	$—	$—	$298,000

Schedule of key inputs into the calculation at the measurement on recurring and non-recurring
The key inputs into the Monte Carlo simulation model formula were as follows at September 30, 2023:

Input	Class B Common Stock
Common stock price	$10.53
Exercise price	$11.50
Risk-free rate of interest	4.55%
Volatility	0.001%
Term	5.17
Value of one warrant	$0.182
Dividend yield	0.000%
The key inputs into the Monte Carlo simulation model formula were as follows at January 24, 2022:

	January 24, 2022
Input	Public Warrants	Private Warrants
Common stock price	$9.69	$9.69
Exercise price	$11.50	$11.50
Risk-free rate of interest	1.61%	1.61%
Volatility	10.85%	10.86%
Term	6.00	6.00
Value of one warrant	$0.62	$0.62
Dividend yield	0.00%	0.00%
The following are the key inputs into the calculation at the measurement date:

Input	Private Warrants
Common stock price	$10.41
Estimated probability of the Initial Business Combination	10.00%
Volatility	40.00%
Risk-free rate	4.25%
Time to expiration	1.50

The key inputs into the Monte Carlo simulation model formula were as follows at December 31, 2022:

	December 31, 2022
Input	Public Warrants	Private Warrants
Common stock price	$—	$10.21
Exercise price	$—	$11.50
Risk-free rate of interest	—%	3.95%
Volatility	—%	0.00%
Term	0	5.25
Value of one warrant	$0.03	$0.03
Dividend yield	—%	0.00%
The key inputs into the Monte Carlo simulation model formula were as follows at January 24, 2022:

	January 24, 2022
Input	Public Warrants	Private Warrants
Common stock price	$9.69	$9.69
Exercise price	$11.50	$11.50
Risk-free rate of interest	1.61%	1.61%
Volatility	10.85%	10.86%
Term	6.00	6.00
Value of one warrant	$0.62	$0.62
Dividend yield	0.00%	0.00%

Level 3
Fair value, assets and liabilities measured on recurring basis
Schedule of changes in the fair value of derivative warrant liabilities	The Company transferred the fair value of Public Warrants from a Level 3 measurement to a Level 1 measurement as a result of the Public Warrants detaching from the Units and becoming separately tradable:

	Public Warrants	Private Placement Warrants	Total Level 3 Financial Instruments
Derivative warrant liabilities at December 31, 2022	$—	$298,000	$298,000
Change in fair value	—	240,000	240,000
Level 3 derivative warrant liabilities at March 31, 2023	—	538,000	538,000
Change in fair value	—	2,082,000	2,082,000
Level 3 derivative warrant liabilities at June 30, 2023	—	2,620,000	2,620,000
Change in fair value	—	(458,000)	(458,000)
Level 3 derivative warrant liabilities at September 30, 2023	$—	$2,162,000	$2,162,000
The fair value of the private warrant liability is classified within Level 3 of the fair value hierarchy. The Company transferred the fair value of Public Warrants from a Level 3 measurement to a Level 1 measurement as a result of the Public Warrants detaching from the Units and becoming separately tradable:

	Public Warrants	Private Placement Warrants	Total Level 3 Financial Instruments
Derivative warrant liabilities at March 10, 2021 (inception)	$—	$—	$—
Initial fair value at issuance	7,498,575	7,405,638	14,904,213
Transfer public warrant liability to Level 1 measurement	(7,498,575)	—	(7,498,575)
Change in fair value	—	(7,107,638)	(7,107,638)
Level 3 derivative warrant liabilities at December 31, 2022	$—	$298,000	$298,000